UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Global Real Estate Fund

Quarterly portfolio holdings 9/30/15

Fund's investments	Global Real Estate Fund

As of 9-30-15 (unaudited)
	Shares	Value
Common stocks 94.5%		$33,901,354
(Cost $33,615,194)
Australia 4.5%		1,615,135
Goodman Group	131,184	542,251
Mirvac Group	294,312	357,344
Scentre Group	130,602	359,456
Stockland	131,067	356,084
France 8.0%		2,879,820
Klepierre	39,511	1,790,730
Unibail-Rodamco SE	4,202	1,089,090
Hong Kong 5.4%		1,924,610
Cheung Kong Property Holdings, Ltd.	140,500	1,029,348
China Overseas Land & Investment, Ltd.	150,000	456,057
China Resources Land, Ltd.	186,000	439,205
Japan 11.8%		4,224,740
Hulic Company, Ltd.	81,200	734,560
Kenedix Retail REIT Corp.	266	512,289
Mitsui Fudosan Company, Ltd.	65,000	1,781,739
Nippon Prologis REIT, Inc.	257	466,323
Takara Leben Company, Ltd.	148,600	729,829
Netherlands 1.4%		519,252
Eurocommercial Properties NV	11,880	519,252
Spain 3.0%		1,061,434
Merlin Properties Socimi SA (I)	89,122	1,061,434
Sweden 4.1%		1,480,608
Fabege AB	48,137	706,318
Pandox AB (I)	53,058	774,290
United Kingdom 7.9%		2,841,314
Derwent London PLC	4,777	263,312
Great Portland Estates PLC	27,454	355,382
Land Securities Group PLC	69,595	1,326,754
Segro PLC	83,110	540,720
Workspace Group PLC	25,005	355,146
United States 48.4%		17,354,441
AvalonBay Communities, Inc.	7,612	1,330,730
Boston Properties, Inc.	4,449	526,762
CBRE Group, Inc., Class A (I)	42,069	1,346,208
DCT Industrial Trust, Inc.	15,498	521,663
Douglas Emmett, Inc.	20,568	590,713
Duke Realty Corp.	18,431	351,111
Empire State Realty Trust, Inc., Class A	40,889	696,340
Equity LifeStyle Properties, Inc.	5,834	341,697
Equity Residential	23,864	1,792,663
Essex Property Trust, Inc.	4,730	1,056,777
Federal Realty Investment Trust	5,175	706,129
General Growth Properties, Inc.	27,073	703,086
Hilton Worldwide Holdings, Inc.	25,579	586,782
Hudson Pacific Properties, Inc.	17,922	515,974

2SEE NOTES TO FUND'S INVESTMENTS

Global Real Estate Fund

					Shares	Value
United States (continued)
Kilroy Realty Corp.					11,562	$753,380
Kimco Realty Corp.					21,579	527,175
Public Storage					5,846	1,237,189
Simon Property Group, Inc.					9,445	1,735,235
SL Green Realty Corp.					4,752	513,976
Starwood Hotels & Resorts Worldwide, Inc.					9,894	657,753
Sunstone Hotel Investors, Inc.					26,261	347,433
Vornado Realty Trust					5,703	515,665
	Yield	* (%)	Maturity date		Par value	Value
Short-term investments 5.4%						$1,954,098
(Cost $1,954,098)
Time deposits 1.4%						500,002
DZ Bank AG	0.060		10-01-15		500,002	500,002
			Yield (%	)	Shares	Value
Money market funds 4.0%						$1,454,096
State Street Institutional Treasury Plus Money Market Fund			0.0000(Y	)	1,454,096	1,454,096
Total investments (Cost $35,569,292)† 99.9%						$35,855,452
Other assets and liabilities, net 0.1%						$27,811
Total net assets 100.0%						$35,883,263

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 9-30-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 9-30-15, the aggregate cost of investment securities for federal income tax purposes was $35,569,292. Net unrealized appreciation aggregated $286,160, of which $463,954 related to appreciated investment securities and $177,794 related to depreciated investment securities.

The fund had the following portfolio composition as a percentage of net assets on 9-30-15:

Retail REITs	22.1%
Residential REITs	12.6%
Office REITs	12.2%
Diversified REITs	11.6%
Diversified real estate activities	7.0%
Industrial REITs	5.8%
Hotels, resorts and cruise lines	5.6%
Real estate development	5.4%
Real estate operating companies	4.0%
Real estate services	3.8%
Specialized REITs	3.4%
Hotel and resort REITs	1.0%
Short-term investments and other	5.5%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2015, by major security category or type:

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$1,615,135	—	$1,615,135	—
France	2,879,820	—	2,879,820	—
Hong Kong	1,924,610	—	1,924,610	—
Japan	4,224,740	—	4,224,740	—
Netherlands	519,252	—	519,252	—
Spain	1,061,434	—	1,061,434	—
Sweden	1,480,608	—	1,480,608	—
United Kingdom	2,841,314	—	2,841,314	—
United States	17,354,441	$17,354,441	—	—
Short-term investments
Time deposits	500,002	—	500,002	—
Money market funds	1,454,096	1,454,096	—	—
Total investments in securities	$35,855,452	$18,808,537	$17,046,915	—
Other financial instruments:
Forward foreign currency contracts	($36,637)	—	($36,637)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards

4

include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at September 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	1,608,188	AUD	2,300,000	BNP Paribas SA	11/18/2015	—	($2,118)	($2,118)
USD	4,465,108	EUR	4,000,000	HSBC Bank PLC	11/18/2015	—	(7,744)	(7,744)
USD	2,884,061	GBP	1,900,000	BNP Paribas SA	11/18/2015	$10,509	—	10,509
USD	1,961,228	HKD	15,200,000	HSBC Bank PLC	11/18/2015	—	(10)	(10)
USD	4,217,770	JPY	509,317,046	BNP Paribas SA	11/18/2015	—	(30,178)	(30,178)
USD	1,548,940	SEK	13,010,000	Deutsche Bank AG London	11/18/2015	—	(7,096)	(7,096)
						$10,509	($47,146)	($36,637)

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	USD	U.S. Dollar
HKD	Hong Kong Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's prospectuses.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	460Q3	09/15
This report is for the information of the shareholders of John Hancock Global Real Estate Fund.		11/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	September 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	September 13, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2015